FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES - Summary of Derivative Instruments (Details) - Derivatives designated as cash flow hedges - Designated as Hedging Instrument $ in Millions	Sep. 27, 2019 USD ($) derivative
Interest Rate Swap Contracts
Derivative [Line Items]
Number of Instruments | derivative	6
Notional Value | $	$ 264.4
Cross Currency Swap Contracts
Derivative [Line Items]
Number of Instruments | derivative	4
Notional Value | $	$ 77.7